WARRANTS (Details - Warrant outstanding) - Warrant [Member] - $ / shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants, Beginning balance	3,140	3,141
Weighted average exercise price, Beginning balance	$ 0.015	$ 0.015
Number of warrants, Granted	0	0
Weighted average exercise price, Granted	$ 0	$ 0
Number of warrants, Exercised	0	0
Weighted average exercise price, Exercised	$ 0	$ 0
Number of warrants, Expired	0	(1)
Weighted average exercise price, Expired	$ 0	$ 0
Number of warrants, Ending balance	3,140	3,140
Weighted average exercise price, Ending balance	$ 0.015	$ 0.015
Number of warrants, Exercisable	3,140	3,140
Weighted average exercise price, exercisable	$ 0.015	$ 0.015